SCHEDULE OF LONG-TERM DEBT (Details) (Parenthetical) - USD ($)	Dec. 30, 2022	Oct. 18, 2022	Oct. 13, 2022	Oct. 11, 2022	Oct. 06, 2022	Jun. 21, 2022	May 13, 2022	Dec. 31, 2022	Dec. 20, 2022	Sep. 02, 2022	Mar. 31, 2022
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			7.50%						12.00%	12.00%
Accrued Liabilities, Current								$ 241,853			$ 119,600
Repayments of Notes Payable	$ 200,000
Debt Instrument, Face Amount			$ 25,000							$ 200,000
Repayments of Debt					$ 1,540,065
Termination fee					$ 65,065
Amur Capital [Member]
Short-Term Debt [Line Items]
Notes Payable							$ 87,964
Long-Term Debt, Maturity Date							Apr. 13, 2026
Debt Instrument, Interest Rate, Stated Percentage							11.99%
Debt Instrument, Frequency of Periodic Payment							monthly
Mitsubishi [Member]
Short-Term Debt [Line Items]
Notes Payable						$ 61,973
Long-Term Debt, Maturity Date						Dec. 21, 2024
Debt Instrument, Interest Rate, Stated Percentage						11.99%
Debt Instrument, Frequency of Periodic Payment						monthly
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Notes Payable, Current			1,500,000
Two Workover Rigs [Member]
Short-Term Debt [Line Items]
Notes Payable, Current			1,800,000
Repayments of Notes Payable			$ 300,000
Simmon Bank [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Maturity Date				Oct. 11, 2025
Debt Instrument, Interest Rate, Stated Percentage				7.99%
Debt Instrument, Frequency of Periodic Payment				monthly
Notes Payable, Current				$ 50,142
Amur Capital One [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Maturity Date		Oct. 18, 2027
Debt Instrument, Interest Rate, Stated Percentage		11.99%
Debt Instrument, Frequency of Periodic Payment		monthly
Notes Payable, Current		$ 37,599